Other Real Estate - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Real Estate [Abstract]
Foreclosed residential real estate	$ 600	$ 400
Mortgage loans in process of foreclosure, amount	600	800
Other real estate and repossessed assets, net	$ 569	$ 455